Other Long-Term Financial Liabilities (Details) - Schedule of other long-term financial liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of other long-term financial liabilities [Abstract]
Derivative liabilities (Note 27)	$ 5,448	$ 4,710
Security deposits	473	458
Satellite performance incentive payments	29,578	37,343
Other long-term financial liabilities	$ 35,499	$ 42,511